Lease liability	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 2.95% to 8.56% per annum and expire between January 2024 and October 2033.

	December 31, 2023	December 31, 2022
Property	$4,368	$3,743
Equipment	38	39
Vehicle	99	113
Lease Liability, Current	$4,505	$3,895

Property	$13,078	$11,505
Equipment	32	73
Vehicle	283	258
Lease Liability, Non-current	$13,393	$11,836

Lease Liability	$17,898	$15,731
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2023
Less than one year	$5,667
Between one and five years	11,757
More than five years	4,837
Total undiscounted lease liabilities	$22,261
During the year ended December 31, 2023, the Corporation made principal payments on its lease liabilities of $4,013,000 (2022 - $3,322,000).
Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the lease term. At December 31, 2023, the outstanding deferred gain was $485,000 (2022 – $902,000).